Earnings Per Share - Summary of Potentially Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	0	0
Subsidiaries [Member] | RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units			1,224,919	1,378,111
Subsidiaries [Member] | Public Warrants and Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	13,286,644	24,652,569	13,286,644	24,652,569
Subsidiaries [Member] | Exercise Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units			17,000,000	34,000,000
Subsidiaries [Member] | Hoya Intermediate Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units			6,000,000	4,000,000
Subsidiaries [Member] | Shares of Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units			0	118,200,000
Subsidiaries [Member] | RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	991,301	1,292,011
Subsidiaries [Member] | Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	9,698,759	6,660,995	6,300,837	4,061,486
Subsidiaries [Member] | Exercise Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	34,000,000	17,000,000
Subsidiaries [Member] | Hoya Intermediate Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	6,000,000	6,000,000